DBX ETF Trust | 1
Schedule of Investments
Xtrackers Cybersecurity Select Equity ETF
August 31, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.4%
Application Software — 7.7%
Alarm.com Holdings, Inc. *
1,451 85,072
Clear Secure, Inc., Class A
2,916 105,880
Datadog, Inc., Class A *
582 79,548
Dynatrace, Inc. *
1,477 74,736
InterDigital, Inc.
367 99,717
MIA Teknoloji AS *
39,519 39,970
Systena Corp.
16,222 54,911
TeamViewer SE, 144A *
7,247 76,895
(Cost $485,839)
616,729
Applications Software — 0.3%
Computer Engineering &
Consulting Ltd.
(Cost $27,162)
1,700 26,862
Communications Equipment
— 2.2%
F5, Inc. *
275 86,113
NetScout Systems, Inc. *
3,494 86,966
(Cost $120,406)
173,079
Internet Services &
Infrastructure — 24.7%
Akamai Technologies, Inc. *
4,643 367,401
Fastly, Inc., Class A *
18,850 143,448
GDS Holdings Ltd., Class A *
93,627 405,453
Hennge KK
2,148 26,831
NEXTDC Ltd. *
41,710 450,437
Okta, Inc. *
3,776 350,299
OVH Groupe SA *
2,699 32,192
SUNeVision Holdings Ltd.
87,300 85,443
Vnet Group, Inc., ADR *
15,826 137,053
(Cost $1,731,446)
1,998,557
IT Consulting & Other Services
— 7.3%
Al Moammar Information
Systems Co.
990 34,775
Change Holdings, Inc.
4,387 35,377
Future Corp.
3,555 55,398
NCC Group PLC
19,133 37,585
NEC Corp.
3,193 98,666
Netcompany Group A/S, 144A *
1,755 66,873
Otsuka Corp.
4,159 85,885
Systex Corp.
12,990 49,930
TechMatrix Corp.
3,766 51,197
TietoEVRY OYJ
4,264 79,657
(Cost $511,213)
595,343
Research & Consulting
Services — 1.8%
Zetrix Ai Bhd
(Cost $132,584)
725,750 147,726
Number
of Shares Value $
Systems Software — 55.4%
A10 Networks, Inc.
5,974 105,799
Ahnlab, Inc.
806 34,959
BlackBerry Ltd. *
52,756 202,501
Check Point Software
Technologies Ltd. *
1,619 312,694
Crowdstrike Holdings, Inc., Class
A *
729 308,877
CyberArk Software Ltd. *
924 418,812
Digital Arts, Inc.
1,409 74,277
Fortinet, Inc. *
3,478 273,962
N-able, Inc. *
7,366 59,370
OneSpan, Inc.
3,574 54,057
Palo Alto Networks, Inc. *
1,817 346,175
Qualys, Inc. *
2,564 348,217
Radware Ltd. *
1,466 37,002
Rapid7, Inc. *
6,919 143,292
SentinelOne, Inc., Class A *
20,226 381,462
Tenable Holdings, Inc. *
10,480 324,042
Trend Micro, Inc.
5,709 305,271
Varonis Systems, Inc. *
6,991 412,609
Zscaler, Inc. *
1,197 331,629
(Cost $3,703,969)
4,475,007
TOTAL COMMON STOCKS
(Cost $6,712,619)
8,033,303
EXCHANGE-TRADED FUNDS
— 0.1%
Global X Cybersecurity ETF
(Cost $10,859)
320 10,954
CASH EQUIVALENTS — 0.2%
DWS Government Money Market
Series "Institutional Shares",
4.25% (a)
(Cost $13,380)
13,380 13,380
TOTAL INVESTMENTS — 99.7%
(Cost $6,736,858)
8,057,637
Other assets and liabilities,
net — 0.3%
26,896
NET ASSETS — 100.0%
8,084,533

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Cybersecurity Select Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Hidden Row
At August 31, 2025, open futures contracts purchased were as follows:
Currency Abbreviations
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2025 is as follows:
Value ($) at
5/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
8/31/2025
Value ($) at
8/31/2025
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 4.24% (a)(b)
520,072 — (520,072) (c) — — 37 — — —
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series "Institutional Shares", 4.25% (a)
11,360 63,955 (61,935) — — 140 — 13,380 13,380
531,432 63,955 (582,007) — — 177 — 13,380 13,380
*
Non-income producing security.
(a)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)
Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31,
2025.
ADR: American Depositary Receipt
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
Micro E-Mini S&P 500 Index
USD 1 30,448 32,364 9/19/2025 1,916
USD U.S. Dollar

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Cybersecurity Select Equity ETF
(Continued)
August 31, 2025 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
PSWD-PH1
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 8,033,303 $ — $ — $ 8,033,303
Exchange-Traded Funds
10,954 — — 10,954
Short-Term Investments (a)
13,380 — — 13,380
Derivatives (b)
Futures Contracts
1,916 — — 1,916
TOTAL
$ 8,059,553 $ — $ — $ 8,059,553
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.